WARRANTS	6 Months Ended
Jun. 30, 2022
Disclosure Of Warrants [Abstract]
WARRANTS	WARRANTS
During the reporting period no warrants were newly issued or redeemed. The movement of the warrants during the period was as follows:

In thousands of USD	Number of Warrants	Value (USD thousand)
January 1, 2021
Warrants issued by Arrival	20,112,493	208,586
Change in fair value	—	(122,299)
Warrants exercised	(17,009,291)	(82,669)
Warrants redeemed	(711,536)	(7)
December 31, 2021	2,391,666	3,611
Change in fair value	—	(3,277)
June 30, 2022	2,391,666	334
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.
During the first half of 2022 no additional warrants were issued, exercised, or redeemed. The fair value of the outstanding warrants decreased from USD 3,611,417 as of December 31, 2021, by USD 3,276,584 to USD 334,000 as of June 30, 2022.